ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current:
Accounts payable	$ 67	$ 85
Accrued & other liabilities	653	759
Deferred revenue	274	255
Total current	994	1,099
Non-current:
Deferred revenue	165	264
Provisions & other liabilities	55	61
Total non-current	$ 220	$ 325
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	62.00%
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	20.00%
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	4.00%
After three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	14.00%